Stockholders' Equity and Partners' Capital	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Stockholders' Equity and Partners' Capital
Stockholders’ Equity and Partners’ Capital
HTALP’s partnership agreement provides that it will distribute cash flow from operations and net sale proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner determines. Dividend distributions are made such that a holder of one partnership unit in HTALP will receive distributions from HTALP in an amount equal to the dividend distributions paid to the holder of one share of HTA’s common stock. In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of partnership units.
Common Stock Offerings
During the second quarter of 2016, HTA completed an underwritten public offering of 5,980,000 shares of common stock at a price of $28.75 per share.
In January 2016, HTA entered into a new equity distribution agreement with respect to its at-the-market (“ATM”) offering program of common stock with an aggregate sales amount of up to $300.0 million. During the six months ended June 30, 2016, HTA issued and sold 4,418,571 shares of its common stock, at an average price of $27.82 per share, and as of June 30, 2016, $177.1 million remained available for issuance under the ATM.
Common Unit Offerings
During the second quarter of 2016, HTA issued 2,620,512 partnership units in HTALP for approximately $70.8 million in connection with an acquisition transaction.
Common Stock Dividends
See our accompanying condensed consolidated statements of operations for the dividends declared during the three and six months ended June 30, 2016 and 2015. On August 1, 2016, HTA declared a quarterly cash dividend of $0.30 per share to be paid on October 7, 2016 to stockholders of record of its common stock on October 3, 2016.
Incentive Plan
HTA’s Amended and Restated 2006 Incentive Plan (the “Plan”) permits the grant of incentive awards to our employees, officers, non-employee directors and consultants as selected by our Board of Directors. The Plan authorizes the granting of awards in any of the following forms: options; stock appreciation rights; restricted stock; restricted or deferred stock units; performance awards; dividend equivalents; other stock-based awards, including units in HTALP; and cash-based awards. Subject to adjustment as provided in the Plan, the aggregate number of awards reserved and available for issuance under the Plan is 5,000,000. As of June 30, 2016, there were 2,111,490 awards available for grant under the Plan.
LTIP Units
Awards under the LTIP consist of Series C units in HTALP and were subject to the achievement of certain performance and market conditions in order to vest. Once vested, the Series C units were converted into common units of HTALP, which may be converted into shares of HTA’s common stock. The LTIP awards were fully expensed in 2013, except for 225,000 units that were forfeited in 2015.
Restricted Common Stock
For the three and six months ended June 30, 2016, we recognized compensation expense of $1.2 million and $3.0 million, respectively. For the three and six months ended June 30, 2015, we recognized compensation expense of $1.2 million and $3.1 million, respectively. Compensation expense for the three and six months ended June 30, 2016 and 2015 were recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations.
As of June 30, 2016, there was $6.1 million of unrecognized compensation expense net of estimated forfeitures, which will be recognized over a remaining weighted average period of 1.7 years.
The following is a summary of our restricted common stock activity during the six months ended June 30, 2016 and 2015:

	June 30, 2016		June 30, 2015
	Restricted Common Stock	Weighted Average Grant Date Fair Value	Restricted Common Stock	Weighted Average Grant Date Fair Value
Beginning balance	487,850	$23.13	463,050	$20.90
Granted	225,006	27.49	174,948	26.95
Vested	(195,559)	22.84	(114,529)	21.89
Forfeited	(22,167)	26.10	(19,898)	22.75
Ending Balance	495,130	$25.09	503,571	$22.63